Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO SUMMARY PROSPECTUS and statutory prospectus DATED april 30, 2011

1. Effective December 2, 2011, the Fund is changing its name from "Federated Capital Income Fund II" to "Federated Managed Volatility Fund II."

2. Under the heading entitled "Risk/Return Summary: Fees and Expenses," please delete the fee table and the Example that follows and replace it with the following:

Note: The table below and the Example that follows it relate exclusively to the Shares of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers and/or Expense Reimbursements[1]	0.56%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%

1The expenses of the Fund have been restated to reflect current fees and to reflect a decrease in the "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements," previously shown in the fee table. Effective December 2, 2011, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.86% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) December 2, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fund	$164	$508	$876	$1,911

3. Under the heading entitled "What are the Fund's Main Investment Strategies?," please replace the last paragraph with the following:

"The Adviser will use derivative contracts, including stock index futures to target an annualized volatility level for the Fund of approximately 10%. However, the actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. Volatility is a statistical measurement of the frequency and level of changes in the value of an asset, index or instrument without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings. The Fund also may use derivative contracts and/or hybrid instruments to implement other elements of its investment strategy as more fully described in the Fund's Prospectus."

4. Under the heading entitled "What are the Main Risks of Investing in the Fund?," please add the following:

  Risk of Managed Volatility Strategy. There can be no guarantee that the Fund will maintain its annualized volatility target. Furthermore, while the volatility management seeks competitive returns with more consistent volatility of returns, the attainment and maintenance of the target volatility does not ensure that the Fund will deliver competitive returns.

November 1, 2011